ORGANIZATION AND BUSINESS OVERVIEW	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1.	ORGANIZATION AND BUSINESS OVERVIEW

Magic Empire Global Limited (“MEGL” or the “Company”) is a limited liability company incorporated in British Virgin Islands on May 10, 2016. The Company’s registered office is located at the office of P.O. Box 957, Offshore Incorporations Centre, Road Town, Tortola, British Virgin Islands and its principal place of business is situated at 3/F, 8 Wyndham Street, Central, Hong Kong.

The Company and its subsidiaries (collectively referred to as the “Group”) provide financial services in Hong Kong which principally engages in the provision of corporate finance advisory services and corporate services.

Initial Public Offering

On August 4, 2022, MEGL entered into an underwriting agreement with Network 1 Financial Securities, Inc. and Alexander Capital, L.P. as underwriters named thereof, in connection with its initial public offering (“IPO”) of 5,000,000 Ordinary Shares at a price of $4.00 per share. The Company’s Registration Statement on Form F-1 (File No. 333-264575) for the IPO, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 29, 2022 (as amended, the “Registration Statement”) was declared effective by the Commission on August 4, 2022. The Company issued representative’s warrants to purchase up to 500,000 Ordinary Shares at $6.00 per share, dated August 9, 2022, to Network 1 Financial Securities, Inc., based on terms set forth in warrants agreements, including cashless exercise.

On August 10, 2022, the Company closed its initial public offering (the “IPO”) of 5,000,000 ordinary shares at a price of $4.00 per share. The aggregate gross proceeds from the IPO were US$20 million, before deducting underwriting discounts and other related expenses. The ordinary shares of the Company began trading on the Nasdaq Capital Market on August 5, 2022 under the ticker symbol “MEGL.”

On August 12, 2022, the underwriter exercised its representative’s warrants in full and the Company issued a total of 256,099 ordinary shares with no cash consideration on August 26, 2022.

Recent Business Development

On November 29, 2024, the shareholders of the Company resolved and approved to amend the maximum number of shares the company was authorized to issue to become 600,000,000 shares, with no par value, each divided into (i) 280,000,000 Class A ordinary shares; (ii) 20,000,000 Class B ordinary shares; and (iii) 300,000,000 non-voting ordinary shares with no par value each. Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.

On December 5, 2024, the Company filed the Third Amended and Restated Memorandum of Association with the Registrar of the British Virgin Islands. The change from ordinary shares to Class A ordinary shares was reflected with the Nasdaq Capital Market and in the marketplace on January 28, 2025.

On February 6, 2025, the Company effected a share combination of its shares at a ratio of four (4) shares into one (1). On February 18, 2025, the Company’s Class A ordinary shares began trading on the Nasdaq on a post-share combination basis. The number of outstanding Class A ordinary shares were reduced from 16,256,099 Class A ordinary shares to 4,064,050 Class A ordinary shares and the number of outstanding Class B ordinary shares were reduced from 4,000,000 to 1,000,000 Class B ordinary shares.

All Class A and Class B ordinary share and per Class A and per Class B ordinary share amounts used elsewhere in this Annual Report and the consolidated financial statements have been retroactively adjusted to reflect the reverse split.

As of December 31, 2025, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Issued ordinary share capital	Ownership	Principal activity
Giraffe Financial Holdings Limited (“GFHL”)	Hong Kong June 24, 2016	HK$10,000	100% owned by MEGL	Investment holding

Giraffe Capital Limited (“GCL”)	Hong Kong June 28, 2016	HK$15,000,000	100% owned by GHFL	Providing advisory services for the company to be listed in the public offerings and advising companies on corporate finance

Giraffe Investment Limited (“GIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

Magic Empire Investment Limited (“MEIL”)	Hong Kong September 22, 2022	HK$100	100% owned by GHFL	Investment holding

Giraffe Corporate Services Limited (“GCSL”)	Hong Kong August 3, 2023	HK$100	100% owned by GHFL	Providing corporate services

The Group is a financial services provider in Hong Kong which principally engages in the provision of corporate finance advisory services. The service offerings mainly comprise the following:

Initial Public Offering (“IPO”) sponsorship services: The Group acts as sponsors to companies pursuing listing on the Main Board (the “Main Board”) of the Stock Exchange of Hong Kong Limited (the “Stock Exchange”) and GEM (formerly known as Growth Enterprise Market) of the Stock Exchange advising and guiding them throughout the listing process in return for sponsor’s fee.

Independent financial advisory (“IFA”) services: The Group acts as an independent financial advisor to give opinions or recommendations to the independent board committee and independent shareholders of the listed companies, in return for advisory fee.

Financial advisory (“FA”) services: The Group acts as a financial advisor to clients to advise them on the terms and structures of the proposed transactions, and the relevant implications and compliance matters under the Hong Kong regulatory framework including the Listing Rules and the GEM Listing Rules.

MAGIC EMPIRE GLOBAL LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	ORGANIZATION AND BUSINESS OVERVIEW (cont.)

Compliance advisory (“CA”) services: The Group acts as a compliance advisor to the listed companies on the Main Board or GEM and advise them on post-listing compliance matters in return for compliance advisory fee.

Corporate services: The Group acts as a consultant to clients to advise them on the company secretarial and accountancy matter, in return for advisory fee.